Share-Based Compensation - Fair Value Measurement of Stock Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Weighted average fair value [abstract]
Weighted-average fair value	$ 4.13	$ 3.73
Share price	39.49	42.30
Exercise price	$ 39.49	$ 42.30
Risk-free interest rate	2.90%	2.10%
Dividend yield	3.40%	3.70%
Volatility factor	15.00%	15.00%
Expected life (in years)	5	5